Share Capital	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Share Capital [Line Items]
SHARE CAPITAL

NOTE 11 — SHARE CAPITAL

Preferred stock

The Company’s Board of Directors is authorized to issue, at any time, without further stockholder approval, up to 15,000,000 shares of preferred stock. The Board of Directors has the authority to fix and determine the voting rights, rights of redemption and other rights and preferences of preferred stock.

Options

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at June 30, 2023:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2023	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2023	Weighted Average Exercise Price
$0.09 – 0.45	3,350,000	3.51	$0.13	1,150,000	$0.13
2.50	1,000,000	3.22	2.50	1,000,000	2.50
$0.09 – 2.50	4,350,000	3.44	$0.67	2,150,000	$1.23

Stock option activities for the nine months ended June 30, 2023 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at October 1, 2022	5,850,000	$0.67
Granted	—	—
Expired	(1,500,000)	(0.67)
Outstanding at June 30, 2023	4,350,000	$0.67
Options exercisable at June 30, 2023	2,150,000	$1.23
Options expected to vest	2,200,000	$0.12

The aggregate intrinsic value of both stock options outstanding and stock options exercisable at June 30, 2023 was $0.

For the three months ended June 30, 2023 and 2022, stock-based compensation expense associated with stock options granted amounted to $74,667 and $525,621, respectively, which was recorded as professional fees on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

For the nine months ended June 30, 2023 and 2022, stock-based compensation expense associated with stock options granted amounted to $296,210 and $1,429,989, respectively, which was recorded as professional fees on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

A summary of the status of the Company’s nonvested stock options granted as of June 30, 2023 and changes during the nine months ended June 30, 2023 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at October 1, 2022	3,800,000	$0.35
Granted	—	—
Vested	(1,600,000)	(0.65)
Nonvested at June 30, 2023	2,200,000	$0.12

NOTE 10 — SHARE CAPITAL

Preferred stock

The Company’s Board of Directors is authorized to issue, at any time, without further stockholder approval, up to 15,000,000 shares of preferred stock. The Board of Directors has the authority to fix and determine the voting rights, rights of redemption and other rights and preferences of preferred stock.

Common stock and Series A preferred stock sold for cash

On June 7, 2016, the Company sold to Currency Mountain Holdings Bermuda, Limited (“CMH”) 15,450,000 shares of common stock and 100,000 shares of Series A preferred stock for $1,000,000. The common stock was recorded as equity and the Series A preferred stock was recorded as a liability. On February 13, 2018, 75,000 of the preferred shares were redeemed and cancelled.

The Series A preferred stock had the following key terms:

1)      A stated value of $10 per share;

2)      The holder was entitled to receive cumulative dividends at the annual rate of 1.5% of stated value payable semi-annually on June 30 and December 31;

3)      The preferred stock must be redeemed at the stated value plus any unpaid dividends in 5 years (on or before June 7, 2021);

4)      The Series A preferred stock was non-voting. However, without the affirmative vote of the holders of the shares of the Series A preferred stock then outstanding, the Company may not alter or change adversely the powers, preferences or rights given to the Series A preferred stock or alter or amend the Certificate of Designation except to the extent that such vote relates to the amendment of the Certificate of Designation;

5)      The holders of the Series A preferred stock were not entitled to receive any preference upon the liquidation, dissolution or winding up of the business of the Company. Each holder of Series A preferred stock shared ratably with the holders of the common stock of the Company.

The $1,000,000 of proceeds received was allocated to the common stock and Series A preferred stock according to their relative fair values determined at the time of issuance, and as a result, the Company recorded a total discount of $45,793 on the Series A preferred stock, which had been amortized to interest expense to the date of redemption. For the year ended September 30, 2021, amortization of debt discount amounted to $1,545.

The terms of the Series A preferred stock issued represented mandatory redeemable shares, with a fixed redemption date (in 5 years) and the Company had a choice of redeeming the instrument either in cash or a variable number of shares of common stock based on a formula in the certificate of designation. The conversion price had a floor of $0.20 per share. As such, all dividends accrued and/or paid and any accretions were classified as part of interest expense. For the year ended September 30, 2021, dividends on redeemable preferred stock amounted to $2,625.

On June 7, 2021, the outstanding redeemable preferred stock of $250,000 and related accrued dividend of $37,854 were exchanged for 1,439,271 shares of the Company’s common stock.

Common stock issued for acquisition

On May 28, 2021, the Company issued 70,000,000 shares of its common stock to the original shareholders of Match Financial Limited (“Match Shareholders”) for acquisition of 70% equity interest of Match (“Initial Transaction”).

On May 28, 2021, the Company issued 100,000 shares of its common stock to Match Shareholders as consideration of an option commencing any time after the closing of the Initial Transaction to acquire from the Match Shareholders the balance of 493 ordinary shares of Match representing 30% of the issued and outstanding ordinary shares of Match for an additional 30,000,000 shares of common stock of the Company.

On August 30, 2021, the Company exercised its option, pursuant to which it acquired from the Match Shareholders the balance of 493 ordinary shares of Match representing 30% of the issued and outstanding ordinary shares of Match for an additional 30,000,000 shares of common stock of the Company.

In the aggregate, the Company issued 100,100,000 shares of its common stock for 100% of the issued and outstanding shares of Match, The total fair value of the shares issued was $11,152,369.

Common stock issued for cost method investment

On December 15, 2021, the Company issued 20,000,000 shares of its common stock to the original shareholders of Jacobi as consideration of acquisition of 5.0% of the issued and outstanding ordinary shares of Jacobi. These shares were valued at $6,602,000, the fair market value on the grant date using the reported closing share price of the Company on the date of grant, and the Company recorded cost method investment of $6,602,000 (see Note 6).

Common stock issued for equity method investment

On March 17, 2022, the Company issued 15,151,515 shares of its common stock to the Digiclear Shareholder for acquisition of 50% equity interest of Digiclear. These shares were valued at $5,000,000, the fair market value on the grant date using the reported closing share price on the date of grant.

Options

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at September 30, 2022:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at September 30, 2022	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at September 30, 2022	Weighted Average Exercise Price
$0.09 – 1.00	4,850,000	3.02	$0.29	1,050,000	$0.10
2.50	1,000,000	3.97	2.50	1,000,000	2.50
$0.09 – 2.50	5,850,000	3.18	$0.67	2,050,000	$1.27

Stock option activities for the years ended September 30, 2022 and 2021 were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at October 1, 2020	—	$—
Granted	1,000,000	2.50
Terminated/Exercised/Expired	—	—
Outstanding at September 30, 2021	1,000,000	2.50
Granted	4,850,000	0.29
Terminated/Exercised/Expired	—	—
Outstanding at September 30, 2022	5,850,000	$0.67
Options exercisable at September 30, 2022	2,050,000	$1.27
Options expected to vest	3,800,000	$0.35

The aggregate intrinsic value of stock options outstanding and stock options exercisable at September 30, 2022 was $25,500 and $8,500, respectively.

The fair values of options granted during the year ended September 30, 2022 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: volatility of 188.87% – 317.02%, risk-free rate of 0.39% – 1.26%, annual dividend yield of 0% and expected life of 1.00 – 5.00 years. The aggregate fair value of the options granted during the year ended September 30, 2022 was $1,057,958 and the Company recorded stock-based compensation expense of $440,630 for the year ended September 30, 2022 and intangible asset cost of $11,237 and the remaining balance of $606,091 as of September 30, 2022 will be amortized over the rest of corresponding service periods.

The fair value of options granted during the year ended September 30, 2021 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: volatility of 202.82%, risk-free rate of 0.83%, annual dividend yield of 0%, and expected life of 5.00 years. The aggregate fair value of the options granted during the year ended September 30, 2021was $1,514,982.

For the years ended September 30, 2022 and 2021, stock-based compensation expense associated with stock options granted amounted to $1,913,529 and $42,082, respectively, which was recorded as professional fees on the accompanying consolidated statements of operations and comprehensive loss.

In January 2022, the Company issued 50,000 stock options for software purchase. The fair value of 50,000 stock options granted was $11,237 which was recorded as the cost of software. For the year ended September 30, 2022, amortization in connection with the software amounted to $2,809, which was included in amortization of intangible assets on the accompanying consolidated statements of operations and comprehensive loss.

A summary of the status of the Company’s nonvested stock options granted as of September 30, 2022 and changes during the years ended September 30, 2022 and 2021 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at October 1, 2020	—	$—
Granted	1,000,000	2.50
Vested	—	—
Nonvested at September 30, 2021	1,000,000	2.50
Granted	4,850,000	0.29
Vested	(2,050,000)	(1.27)
Nonvested at September 30, 2022	3,800,000	$0.35